Schedule of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	$ 50,138	¥ 344,722		¥ 416,483
Overseas [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value		6,929		7,092
Overseas [Member] | US Dollar Denominated [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value | $	194,066		$ 364,977
PRC [Member] | Non VIE [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value		3,185		22,271
PRC [Member] | Non VIE [Member] | US Dollar Denominated [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value | $	$ 82,474		$ 1,877
PRC [Member] | VIE [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value		¥ 58,068		¥ 20,266